Stock Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	11 Months Ended
	Nov. 12, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		76,000	11,372,505
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value		$ 2.98	$ 1.17
Share-based compensation arrangement by share-based payment award, award vesting period		5 years
Share-based compensation arrangement by share-based payment award, options, exercises in period		65,005	0
Exercise of stock options		$ 187
Share-based compensation arrangement by share-based payment award, options, forfeitures in period		6,000	0
Share-based compensation arrangement by share-based payment award, options, outstanding, number		11,377,500	11,372,505	0
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price		$ 2.01	$ 2.01
Share-based payment arrangement, expense		$ 290	$ 10,000
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term			9 years
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price			$ 2.01
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value			$ 13,300
Share-based payment arrangement, nonvested award, cost not yet recognized, amount			$ 3,000
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition			5 years
Share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value			$ 27,700
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, non-option equity instruments, granted		492,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value		$ 7.67
Share-based compensation arrangement by share-based payment award, non-option equity instruments, outstanding, number		492,000		0
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	6,250,000
Reserved shares of common stock			16,250,000
Options exercise period date of grant			15 years
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term	15 years		5 years
Stock Incentive Plan [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	3,125,000
Share-based payment arrangement, expense	$ 4,500
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term	15 years
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 2.00
Stock Incentive Plan [Member] | Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense			$ 67
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, number			100,000
Deferred compensation share-based arrangements, liabilities			$ 254
Stock Incentive Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 4,900
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 2.00
Stock Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 1,200
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 2.00
Share-based compensation arrangement by share-based payment award, options, outstanding, period increase (decrease), weighted average exercise price	$ 1.00
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price			$ 2.00
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price			2.00
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price			2.73
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price			$ 2.73
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		5 years